Commitments and Contingencies - Operating Lease (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Payments for Rent	$ 800,000	$ 1,000,000	$ 800,000
2013	820,000
2014	290,000
Future minimum payments due	1,110,000
Less: future payments due from subtenants	(922,000)
Future minimum payments due, net of future payments due from subtenants	$ 188,000